Convertible Senior Notes - Additional Information (Details) $ / shares in Units, ¥ in Thousands			12 Months Ended
	Dec. 04, 2018 CNY (¥) Day	Dec. 04, 2018 USD ($) Day	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 04, 2018 USD ($) $ / shares	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Cost of capped call recorded as reduction in additional paid-in capital | ¥			¥ (464,825)
Net carrying amount of the liability component			4,712,284	$ 685,373,000		¥ 0
Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, principal amount			¥ 5,158,700	750,300,000	$ 750,000,000
Debt instrument, payment terms			The Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
Debt instrument, frequency of periodic payment	semi-annually	semi-annually
Annual interest rate	3.75%				3.75%
Loan agreement expiration date	Dec. 01, 2023	Dec. 01, 2023
Debt Instrument, repurchase date	Dec. 01, 2021	Dec. 01, 2021
Percentage of repurchase price is equal to principal amount of convertible notes	100.00%	100.00%
Effective interest rate	7.04%				7.04%
Proceeds from issuance of notes	¥ 5,034,663	$ 736,700,000
Proceeds from issuance of notes, initial amount | $		$ 750,000,000
Underwriting discounts and offering expenses	¥ 91,062				$ 13,300,000
Unamortized debt discount			¥ 446,400	64,900,000
Net carrying amount of the liability component			4,712,300	685,400,000
Carrying amount of the equity component			¥ 361,600	$ 52,600,000
Liability accreted remaining period			2 years 11 months 1 day
Convertible Senior Notes | ADS
Debt Instrument [Line Items]
Debt instrument, initial conversion rate	37.1830	37.1830
Debt instrument, conversion basis principle amount | $		$ 1,000
Debt instrument, initial conversion price | $ / shares					$ 26.89
Debt instrument, convertible threshold trading days	20	20
Debt instrument, convertible threshold consecutive trading days	30	30
Debt instrument, convertible threshold percentage	130.00%	130.00%
Number of business days	5	5
Product percentage of closing sale price	98.00%	98.00%
Purchase price of capped call options | $		$ 67,500,000
Capped call options cap price | $ / shares					38.42
Cost of capped call recorded as reduction in additional paid-in capital	¥ 464,825	$ 67,500,000
Convertible Senior Notes | ADS | Redemption Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days	10	10